Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001413032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 04, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 04, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2014